Inventories - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Leather and other raw materials	€ 17,847	€ 27,003
Goods in process	9,790	10,464
Finished goods	34,450	32,653
Total	€ 62,087	€ 70,120	€ 80,211	€ 63,909